GODFREY & KAHN, S.C.

ATTORNEYS AT LAW

780 North Water Street

Milwaukee, WI  53202

Ph: (414) 273-3500 / Fax: (414) 273-5198

January 17, 2014

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, D.C. 20549

RE:

School Specialty, Inc.

Registration No. 333-192475

Ladies and Gentlemen:

        Transmitted herewith via EDGAR on behalf of School Specialty, Inc. (the “Company”), please find Amendment No. 1 to the Company’s Registration Statement on Form S-1.  If you have any questions regarding this filing, please call me at the number indicated above.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Dennis F. Connolly

Dennis F. Connolly

cc:

David Vander Ploug

OFFICES IN MILWAUKEE, MADISON, WAUKESHA, GREEN BAY AND APPLETON, WI, AND WASHINGTON DC

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